Stock-based compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used to estimate fair value of stock options granted

	Years ended December 31,
	2021	2020
Expected dividend yield	0%	0%
Expected volatility	56%	45%
Expected term (years)	8.53	9.41
Risk-free interest rate	0.87%	0.43%
Common stock option activity
Stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):

	Number of options outstanding	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Balance as of December 31, 2020	12,654,807	0.81	9.38	—
D-Wave options granted	4,369,866	0.82	—	—
D-Wave options exercised	(105,203)	0.81	—	—
D-Wave options forfeited	(171,204)	0.81	—	—
D-Wave options expired	(412,132)	0.81	—	—

Balance as of December 31, 2021	16,336,134	0.81	8.55	80,179

Options unvested as of December 31, 2021	6,943,273	0.81	8.53	77,423

Options exercisable as of December 31, 2021	9,392,861	0.81	8.20	46,116

Preferred stock warrants outstanding and exercisable
As
of December 31, 2021, the following United States dollar common stock warrants were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	617,972	$1.75	14-April-22	617,972

Total, December 31, 2021	617,972	$1.75		617,972

As of December 31, 2021, the following United States dollar preferred stock warrants were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	3,247,637	$1.92	29-Nov-26	1,299,055

Total, December 31, 2021	3,247,637	$1.92		1,299,055

Stock-based compensation expense
The following table summarizes the stock-based compensation expense classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Years ended December 31,
	2021	2020
Research and development	$338	$1,513
General and administrative	1,164	1,346
Sales and marketing	237	130

Total stock-based compensation	$1,739	$2,989

Common stock and preferred stock warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option activity
A continuity of the Company’s United States dollar common stock warrants issued and outstanding is as follows:

	Number of common stock warrants	Weighted average exercise price ($)	Number of preferred stock warrants	Weighted average exercise price ($)
Balance as of December 31, 2020	617,972	1.75	3,247,637	1.92

Granted during the period	—	—	—	—
Expired during the period	—	—	—	—
Exercised during the period	—	—	—	—

Balance as of December 31, 2021	617,972	1.75	3,247,637	1.92

DWave System [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Assumptions used to estimate fair value of stock options granted
There
were
no options granted during the six months ended June 30, 2022. The assumptions used to estimate the fair value of stock options granted during the six months ended June 30, 2021 are as follows:

	Six months ended June 30,
	2022	2021
Expected dividend yield	—	0%
Expected volatility	—	50%
Expected term (years)	—	6.08
Risk-free interest rate	—	0.83%

Stock option activity
The following table summarizes the Company’s stock option activity during the periods presented (in thousands except share and per share data):

	Number of options outstanding	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($)
Balance as of December 31, 2021	16,336,134	0.81	8.55	80,179
Granted	—	—
Exercised	(174,378)	0.81
Forfeited	(840,002)	0.81
Expired	(11,077)	0.81

Balance as of June 30, 2022	15,310,677	0.81	7.96	75,144

Unvested as of June 30, 2022	4,698,271	0.81	7.77	73,479

Exercisable as of June 30, 2022	10,612,406	0.81	7.43	52,098

Preferred stock warrants outstanding and exercisable
As of June 30, 2022, the following United States dollar preferred stock warrants were outstanding and exercisable:

	Number of warrants outstanding	Weighted average exercise price ($)	Expiry Date	Number exercisable
	3,247,637	$1.92	29-Nov-26	1,299,055

Total, June 30, 2022	3,247,637	$1.92		1,299,055

Stock-based compensation expense
The following table summarizes the stock-based compensation expense classified in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Three months ended June 30,
	2022	2021
Research and development	$117	$58
General and administrative	641	74
Sales and marketing	58	37

Total stock-based compensation	$816	$169

	Six months ended June 30,
	2022	2021
Research and development	$210	$88
General and administrative	1,270	173
Sales and marketing	120	69

Total stock-based compensation	$1,600	$330